Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements
3. Fair Value Measurements
The carrying amounts of the Company’s financial instruments, including accounts receivable, prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities and the current portion of operating lease liabilities approximate their fair value due to the short-term nature of those instruments. The Company elected the fair value option for the second lien loans. The fair value of the Company’s other borrowings approximates their carrying value, or amortized cost, due to the short-term nature of the obligations or the relevant prevailing market rate of interest.
The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	June 30, 2025
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$6,929	$—	$—	$6,929

Total assets measured at fair value	$6,929	$—	$—	$6,929

Liabilities
Second lien loans	$—	$—	$41,894	$41,894
SAFEs	—	—	265,509	265,509
Redeemable convertible preferred stock warrant liabilities	—	—	2,917	2,917

Total liabilities measured at fair value	$—	$—	$310,320	$310,320

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$9,439	$—	$—	$9,439

Total assets measured at fair value	$9,439	$—	$—	$9,439

Liabilities
SAFEs	$—	$—	$59,301	$59,301
Redeemable convertible preferred stock warrant liabilities	—	—	1,619	1,619

Total liabilities measured at fair value	$—	$—	$60,920	$60,920

All of the Company’s money market funds are highly liquid and actively traded marketable securities that generally transact at a stable $1.00 net asset value representing its estimated fair value.
The Company measures its second lien loans (see Note 5), SAFEs (see Note 6) and redeemable convertible preferred stock warrants (see Note 8) at fair value based on significant inputs not observable in the market and therefore represent Level 3 inputs.
The valuations of the second lien loans, future equity obligations and redeemable convertible preferred stock warrants use assumptions and estimates the Company believes would be made by a market participant in making the same valuation. Changes in the fair value of these instruments are recognized in other (expenses) income in the Company’s condensed statements of operations and comprehensive loss.
Second Lien Loans
The Company determined the fair value of its second lien loans using a probability-weighted model that used the pay-off
method based on the potential settlement outcomes of the second lien loans, including a liquidity event, next equity financing and dissolution, as these events became known or knowable as of the valuation date. For the six months ended June 30, 2025, the key assumptions used in the fair value model were the expected term to each event ranging from 0.23 years to 1.25 years and the implied discount rate of 23.6%.
Simple Agreements for Future Equity
The Company determined the fair value of its SAFE obligations by using a valuation model with key assumptions summarized as follows. The Company utilized a probability-weighted model that used both the pay-off
method and Black-Scholes option-pricing model based on the potential settlement outcomes of the SAFE obligations, including a liquidity event, next equity financing and dissolution, as these events became known or knowable as of the valuation date. For the six months ended June 30, 2025 the key assumptions used in the fair value model were the expected remaining term, implied discount rate and volatility of 0.2 years, 22.5% and 66.3%, respectively. For the six months ended June 30, 2024, the Company determined there were no material events that had occurred within the business and together with insignificant market movement during the period, there were no significant changes to the key assumptions used in the fair value model. Further, in June 2025, the Company issued additional SAFEs to new investors on the same terms, and at the same time aligned the terms of its existing SAFE obligation. As such, for the six months ended June 30, 2024, there was no material change to the fair value of its SAFE obligations.
Redeemable Convertible Preferred Stock Warrants
The Company determined the fair value of its redeemable convertible preferred stock warrants by using a Black-Scholes option-pricing model with key assumptions summarized in the table below. The Company utilized a probability-weighted Black-Scholes option-pricing model based on the potential settlement outcomes of the redeemable convertible preferred stock warrants, including a liquidity event or future equity financing as well as other settlement alternatives, as these events became known or knowable as of the valuation date.

	Six Months Ended June 30
	2025	2024
Exercise price	$0.01 – $2.34	$0.01 – $2.34
Expected term (in years)	3.1 – 7.3	4.1 – 8.2
Risk-free interest rate	3.7% – 4.0%	4.3%
Volatility	92.6%	80.3%
Dividend yield	—	—

Fair Value Remeasurement
The following table summarizes changes in the estimated fair values of these liabilities (in thousands):

	Second Lien Loans	SAFE	Redeemable Convertible Preferred Stock Warrants	Total
Balance as of December 31, 2024	$—	$59,301	$1,619	$60,920
Issuance of second lien loans	29,740	—	—	29,740
Issuance of SAFEs	—	23,660	—	23,660
Exchange of SAFE for second lien loan	10,000	(10,000)	—	—
Fair value remeasurement	2,154	192,548	1,298	196,000

Balance as of June 30, 2025	$41,894	$265,509	$2,917	$310,320

Balance as of December 31, 2023	$—	$10,000	$2,045	$12,045
Issuance of SAFEs	—	8,040	—	8,040
Fair value remeasurement	—	—	(214)	(214)

Balance as of June 30, 2024	$—	$18,040	$1,831	$19,871

4.	Fair Value Measurements
The carrying amounts of the Company’s financial instruments, including accounts receivable, prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities and the current portion of operating lease liabilities approximate their fair value due to the short-term nature of those instruments. The fair value of the Company’s debt approximates its carrying value, or amortized cost, due to the prevailing market rates of interest rates it bears.
The
following
tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$9,439	$—	$—	$9,439

Total assets measured at fair value	$9,439	$—	$—	$9,439

Liabilities
SAFEs	$—	$—	$59,301	$59,301
Redeemable convertible preferred stock warrant liabilities	—	—	1,619	1,619

Total liabilities measured at fair value	$—	$—	$60,920	$60,920

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$7,042	$—	$—	$7,042
U.S. treasury securities	5,055	—	—	5,055

Total assets measured at fair value	$12,097	$—	$—	$12,097

Liabilities
SAFE	$—	$—	$10,000	$10,000
Redeemable convertible preferred stock warrant liabilities	—	—	2,045	2,045

Total liabilities measured at fair value	$—	$—	$12,045	$12,045

All of the Company’s money market funds and U.S. treasury securities are highly liquid and actively traded marketable securities that generally transact at a stable $1.00 net asset value representing its estimated fair value.
The Company measures its SAFEs (see Note 8) and redeemable convertible preferred stock warrants (see Note 10) at fair value based on significant inputs not observable in the market and therefore represent Level 3 inputs. The valuations of the future equity obligations and redeemable convertible preferred stock warrants use assumptions and estimates the Company believes would be made by a market participant in making the same valuation. Changes in the fair value of these instruments are recognized within the statements of operations and comprehensive loss.

Simple Agreements for Future Equity
The Company determined the fair value of its SAFE obligations by using a valuation model with key assumptions summarized in the table below. The Company utilized a probability-weighted model that used both the pay-off method and Black-Scholes option-pricing model based on the potential settlement outcomes of the SAFE obligations, including a liquidity event, next equity financing and dissolution, as these events became known or knowable as of the valuation date.

	Year Ended December 31,
	2024	2023
Expected term to underlying triggering events (in years)	0.7	0.4 – 3.0
Discount rate	20.9%	26.0%
Volatility	60.7%	49.9 – 102.3%
Redeemable Convertible Preferred Stock Warrants
The Company determined the fair value of its redeemable convertible preferred stock warrants by using a Black-Scholes option-pricing model with key assumptions summarized in the table below. The Company utilized a probability-weighted Black-Scholes option-pricing model based on the potential settlement outcomes of the redeemable convertible preferred stock warrants, including a liquidity event or future equity financing as well as other settlement alternatives, as these events became known or knowable as of the valuation date.

	Year Ended December 31,
	2024	2023
Exercise price	$0.001 – $2.34	$0.001 – $2.34
Expected term (in years)	3.6 – 7.7	4.6 – 8.7
Risk-free interest rate	4.3% – 4.5%	3.8% – 3.9%
Volatility	80.3%	83.1%
Dividend yield	—	—
Fair Value Remeasurement
The following table summarizes changes in the estimated fair values of these liabilities (in thousands):

	SAFE	Redeemable Convertible Preferred Stock Warrants	Total
Balance as of December 31, 2022	$—	$1,451	$1,451
Issuance of SAFE	10,000	—	10,000
Correction of an immaterial error of redeemable convertible preferred stock warrants	—	720	720
Fair value remeasurement	—	(126)	(126)

Balance as of December 31, 2023	10,000	2,045	12,045

Issuance of SAFEs	45,192	—	45,192
Fair value remeasurement	4,109	(426)	3,683

Balance as of December 31, 2024	$59,301	$1,619	$60,920

Ares Acquisition Corporation II [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements
8. FAIR VALUE MEASUREMENTS
As of June 30, 2025 and December 31, 2024, assets held in the Trust Account are comprised of cash and investments in U.S. government securities. During the three and six months ended June 30, 2025, certain shareholders elected to redeem an aggregate of 640,288 Class A ordinary shares in connection with the approval of the Extension, for which the Company paid cash from the Trust Account in the aggregate amount of $
7,143,312
(approximately $
11.16
per share) to such redeeming shareholders. During the three and six months ended June 30, 2025 and 2024, the Company did not withdraw any interest income from the Trust Account.
The following table presents information about the Company’s financial assets that are measured at fair value as of June 30, 2025 and December 31, 2024, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description	Level	As of June 30, 2025	As of December 31, 2024
Assets, at fair value
Investments held in Trust Account	1	$558,149,739	$550,800,038

8. FAIR VALUE MEASUREMENTS
As of December 31, 2024 and 2023, assets held in the Trust Account are comprised of cash and investments in U.S. government securities. During the years ended December 31, 2024 and 2023, the Company did not withdraw any interest income from the Trust Account.
The following table presents information about the Company’s financial assets that are measured at fair value as of December 31, 2024 and 2023, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description	Level	As of December 31, 2024	As of December 31, 2023
Assets, at fair value
Investments held in Trust Account	1	$550,800,038	$523,038,352